COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Lease
2017	$ 525
2018	434
2019	275
2020	58
Total operating lease expense	1,292
Lease expense	$ 2,295	$ 1,420	$ 868